Commitments and Contingencies (Details Textual) (USD $)	12 Months Ended																			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Mississippi [Member]	Dec. 31, 2011 Florida [Member]	Dec. 31, 2011 Martin [Member]	Dec. 31, 2011 Campbell [Member]	Dec. 31, 2011 Gray [Member]	Dec. 31, 2011 Hall [Member]	Dec. 31, 2011 Bowman [Member]	Dec. 31, 2011 Engle [Member]	Dec. 31, 2011 Engle [Member] Florida [Member]	Dec. 31, 2011 Scott [Member]	Sep. 30, 2011 Eiser [Member]	Dec. 31, 2011 Frankson [Member]	Dec. 31, 2011 Smith [Member]	Dec. 31, 2011 Izzarelli [Member]	Dec. 31, 2011 Sherman [Member]	Dec. 31, 2011 Brown [Member]	Dec. 31, 2011 Grossman [Member]	Dec. 31, 2011 Douglas [Member]	Dec. 31, 2011 Cohen [Member]	Dec. 31, 2011 Clay [Member]	Dec. 31, 2011 Putney [Member]	Dec. 31, 2011 Townsend [Member]	Dec. 31, 2011 Alexander [Member]	Dec. 31, 2011 Soffer [Member]	Dec. 31, 2011 Piendle [Member]	Dec. 31, 2011 Koballa [Member]	Dec. 31, 2011 Webb [Member]	Dec. 31, 2011 Kirkland [Member]	Dec. 31, 2011 Huish [Member]	Dec. 31, 2011 Mack [Member]	Dec. 31, 2011 Tullo [Member]	Dec. 31, 2011 Andy Allen [Member]	Dec. 31, 2011 Jewett [Member]	Dec. 31, 2011 Reese [Member]	Dec. 31, 2011 Ciccone [Member]	Dec. 31, 2011 Weingart [Member]	Dec. 31, 2011 Buonomo [Member]	Dec. 31, 2011 Sury [Member]	Dec. 31, 2011 Hallgren [Member]	Dec. 31, 2011 Ward [Member]	Dec. 31, 2011 Broin [Member] Lawsuits	Sep. 30, 2011 Broin [Member]	Dec. 31, 2011 Price [Member]	Dec. 31, 2011 Parsons [Member]	Dec. 31, 2011 Cleary [Member]	Dec. 31, 2011 Vassallo [Member]	Dec. 31, 2011 DOJ [Member]	Dec. 31, 2011 Light case [Member]	Dec. 31, 2011 Rolling Stone [Member]	Dec. 31, 2011 2003 NPM Adjustment [Member]	Dec. 31, 2011 2004 NPM Adjustment [Member]	Dec. 31, 2011 2005 NPM Adjustment [Member]	Dec. 31, 2011 2006 NPM Adjustment [Member]	Dec. 31, 2011 2007 NPM Adjustment [Member]	Dec. 31, 2011 2008 NPM Adjustment [Member]	Dec. 31, 2011 2009 & 2010 NPM [Member]	Dec. 31, 2011 Star [Member]	Dec. 31, 2011 JTI Judgment [member]	Dec. 31, 2011 FETRA Buyout [Member]
Loss Contingencies [Line Items]
Compensatory Damages						$ 5,000,000	$ 7,800,000	$ 7,000,000	$ 5,000,000	$ 1,500,000					$ 350,000	$ 2,000,000	$ 13,900,000	$ 1,550,000	$ 1,200,000	$ 1,900,000	$ 5,000,000	$ 10,000,000	$ 3,500,000	$ 15,100,000	$ 10,800,000	$ 2,500,000	$ 5,000,000	$ 4,000,000	$ 1,000,000	$ 8,000,000	$ 100,000	$ 750,000	$ 1,000,000	$ 4,500,000	$ 6,000,000	$ 1,100,000	$ 3,600,000	$ 3,200,000	$ 150,000	$ 5,200,000	$ 1,000,000	$ 2,000,000	$ 1,000,000			$ 7,100,000,000
Punitive Damages						25,000,000		2,000,000	12,500,000		145,000,000,000				20,000,000	20,000,000	3,970,000					20,000,000	18,000,000	5,000,000	80,000,000	2,500,000		180,000		72,000,000	250,000	3,000,000			17,000,000			50,000		25,000,000	0	750,000	1,700,000			3,000,000,000
Compensatory Damages - Adjusted						3,300,000	3,040,000	4,200,000	3,250,000	450,000					500,000	500,000	8,080,000	775,000	600,000	484,000	250,000	3,300,000	2,100,000	4,500,000	5,500,000	1,275,000	2,000,000	1,100,000	300,000	7,200,000	10,000	188,000	510,000		2,700,000	219,000	1,100,000	1,000,000	4,500	4,060,000	200,000	500,000	300,000
Punitive Damages-adjusted						25,000,000	0	2,000,000	12,500,000	0					5,000,000	1,500,000		0	0	0	0	10,000,000	17,000,000	2,500,000	40,800,000	2,500,000	0	180,000	0	72,000,000	250,000	1,500,000	0		8,100,000	0	0	50,000	4,500	15,700,000	0	750,000	1,700,000
Total damages											100,000,000,000		591,000,000	0	6,800,000		11,950,000										2,000,000					1,690,000			19,700,000										300,000,000			75,000	15,000
Bond	4,500					5,000,000	3,000,000	5,000,000	5,000,000	450,000			50,000,000		8,018,000			900,000	700,000	484,000	250,000	2,500,000	4,700,000	2,400,000	5,000,000	3,800,000	2,000,000	1,280,000	300,000	5,000,000	260,000	1,690,000	510,000			218,600	1,070,000	1,000,000		5,000,000						12,000,000,000
Bond Replacement						15,000,000		6,200,000	15,000,000				25,000,000
Judgment Sought Against Each Defendant							15,000							50,000						15,000		15,000												15,000													1,000,000
Payment of damages and interest																700,000
Punitive Damages 1											36,300,000,000
Punitive Damages 2											17,600,000,000				6,000,000
Trust Fund Deposit													263,000,000
Amended Verdict													263,000,000
Required deposits by defendants													242,000,000
Share of damages													139,000,000
Revised Share Of Punitive Damages 2															4,000,000
Punitive Damages 3															2,000,000
Florida Bond Cap Total												200,000,000
Florida Bond Cap Per Case												5,000,000
Judgment interest awarded																	15,800,000
Judgment Interest Per Day Awarded																	4,000
Amended Final Judgment																	28,100,000
Annual installment of settlement																																												100,000,000
Fees and expenses																																												49,000,000
Fees And Expenses 1																																												86,000,000
Fees And Expenses 2																																												57,000,000
Lower range of damages																																																			50,000
Upper range of damages																																																			75,000
Deposit Into Court Registry Regarding Public Website																																																		3,125,000
Payment Sought Under State Settlement Agreement				3,900,000	12,400,000
Damages state settlement agreement 1				5,000,000
Damages State Settlement Agreement 2				3,800,000
Interest Payment Sought Under State Settlement Agreement				4,300,000	17,000,000
Court Penalty																																																				302,000
Lower range of royalty																																																												294,900,000
Upper range of royalty																																																												362,100,000
MSA Disputed Payment																																																					647,000,000	561,000,000	431,000,000		448,000,000	477,000,000
Reduced MSA Disputed Payment																																																					615,000,000
Released MSA Disputed Payment																																																					32,000,000
Adjustment amount after independent auditor calculations																																																							445,000,000
First MSA Payment Withheld																																																								406,500,000
Revised first MSA payment withheld																																																								420,000,000
Additional adjustment amount of MSA payment																																																								1,000,000
Additional downward adjustment amount of MSA payment																																																									1,100,000
Total of dispute notices for NPM adjustments																																																											937,000,000
Judgment Entered Against JTI in Brazil That JTI Believes RJR and RJR Tobacco Liable For																																																													1,700,000
Total Cost of FETRA buyout																																																														9,900,000,000
FETRA payable to Quota tobacco holders																																																														9,600,000,000
Liquidation of Quota tobacco stock																																																														290,000,000
Lower range of FETRA annual expense																																																														220,000,000
Upper range of FETRA annual expense																																																														240,000,000
Lower range of share of FETRA buyout																																																														2,400,000,000
Upper range of share of FETRA buyout																																																														2,800,000,000
Lawsuits pending																																												2,586
Final judgment amount																				483,682
Commitments And Contingencies (Numeric) [Abstract]
BAT legal indemnification	1,000,000	1,000,000	1,000,000
Engle Progeny Accrual	64,000,000
Engle Progeny Damages	53,000,000
Engle Verdict Interest and Fees	11,000,000
Growers Trust Fund	5,200,000,000
Antitrust/CPTEF	5,000,000
Engle Progeny Compensatory Damages	54,415,500
Engle Progeny Punitive Damages	212,530,000
Total Damages Engle Progeny	266,945,500
Rent expense	$ 18,000,000	$ 20,000,000	$ 20,000,000